Basis Of Presentation	9 Months Ended
Mar. 31, 2012
Basis Of Presentation [Abstract]
Basis Of Presentation

1. Basis of Presentation

The accompanying unaudited condensed financial statements of Urologix, Inc. (the "Company," "Urologix," "we") have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions for Form 10-Q and Article 10 of Regulation S-X. The balance sheet as of March 31, 2012 and the statements of operations and cash flows for the three and nine-months ended March 31, 2012 and 2011 are unaudited but include all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the financial position at such date, and the operating results and cash flows for those periods. Certain information normally included in financial statements and related footnotes prepared in accordance with generally accepted accounting principles has been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The accompanying financial statements should be read in conjunction with the financial statements and notes included in the Urologix Annual Report on Form 10-K for the year ended June 30, 2011.

Results for any interim period shown in this report are not necessarily indicative of results to be expected for any other interim period or for the entire year.

Reclassification

Prior year selling, general and administrative amounts have been reclassified to conform to current year presentation of sales and marketing expense and general and administrative expense.